Expense Example {- Automotive Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Automotive Portfolio - Automotive Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990